DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Impairment losses by asset type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trademarks
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Trademarks	$ 0.0	$ 0.0	$ 19.1